Financial Instruments - Summary of Maturity Analysis For Nonderivative Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	€ 3,819	€ 2,855
Other liabilities and accruals	7,964	6,176
Non-derivative financial liabilities undiscounted cash flows	11,783	9,031
Carrying amount and value [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	3,819	2,855
Other liabilities and accruals	7,964	6,176
Non-derivative financial liabilities undiscounted cash flows	11,783	9,031
Less than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	3,819	2,855
Other liabilities and accruals	7,964	6,176
Non-derivative financial liabilities undiscounted cash flows	€ 11,783	€ 9,031